Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
8.	COMMITMENTS AND CONTINGENCIES

Capital Commitments

As of June 30, 2026 and December 31, 2025, the Company had no capital commitments.

Contingencies

As of June 30, 2026 and through the issuance date of the unaudited condensed consolidated financial statements included in this Form 6-k, the Company does not have any other significant indemnification claims.